Finance Receivables - New Volume of the TDR Finance Receivables Held for Investment and Sale (Details) (10-K) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016 USD ($) Account	Sep. 30, 2015 USD ($) Account	Sep. 30, 2016 USD ($) Account	Sep. 30, 2015 USD ($) Account	Dec. 31, 2015 USD ($) Account	Dec. 31, 2014 USD ($) Account	Dec. 31, 2013 USD ($) Account
Financing Receivable, Modifications [Line Items]
Pre-modification TDR net finance receivables	$ 51	$ 15	$ 162	$ 45
Post-modification TDR net finance receivables	$ 50	$ 12	$ 159	$ 41
Number of TDR accounts | Account	6,327	1,749	20,134	5,722
Spring Castle Portfolio [Member]
Financing Receivable, Modifications [Line Items]
Pre-modification TDR net finance receivables	$ 0	$ 1	$ 1	$ 5
Post-modification TDR net finance receivables	$ 0	$ 1	$ 1	$ 5
Number of TDR accounts | Account	0	142	157	550
Spring Castle Portfolio [Member] | Spring Castle portfolio held for investment [Member]
Financing Receivable, Modifications [Line Items]
Pre-modification TDR net finance receivables					$ 7	$ 10	$ 0
Financing receivable, post-modification rate reduction					6	10	0
Financing receivable, post-modification other					0	0	0
Post-modification TDR net finance receivables					$ 6	$ 10	$ 0
Number of TDR accounts | Account					721	1,155	0
Consumer Loan [Member]
Financing Receivable, Modifications [Line Items]
Pre-modification TDR net finance receivables	$ 48	$ 8	$ 148	$ 24
Post-modification TDR net finance receivables	$ 46	$ 6	$ 144	$ 20
Number of TDR accounts | Account	6,241	1,557	19,866	4,900
Consumer Loan [Member] | Consumer Loan Held for sale [Member]
Financing Receivable, Modifications [Line Items]
Pre-modification TDR net finance receivables					$ 1	$ 0
Post-modification TDR net finance receivables					$ 1	$ 0
Number of TDR accounts | Account					162	0
Consumer Loan [Member] | Consumer loan held for investment [Member] | Consumer Loan Held for sale [Member]
Financing Receivable, Modifications [Line Items]
Pre-modification TDR net finance receivables					$ 48	$ 18	$ 15
Financing receivable, post-modification rate reduction					31	10	8
Financing receivable, post-modification other					12	6	4
Post-modification TDR net finance receivables					$ 43	$ 16	$ 12
Number of TDR accounts | Account					8,425	4,213	3,240
Real Estate Loan [Member]
Financing Receivable, Modifications [Line Items]
Pre-modification TDR net finance receivables	$ 3	$ 6	$ 13	$ 16
Post-modification TDR net finance receivables	$ 4	$ 5	$ 14	$ 16
Number of TDR accounts | Account	86	95	291	272
Real Estate Loan [Member] | Real Estate Loans Held for Sale [Member]
Financing Receivable, Modifications [Line Items]
Pre-modification TDR net finance receivables					$ 6	$ 6
Post-modification TDR net finance receivables					$ 7	$ 7
Number of TDR accounts | Account					113	94
Real Estate Loan [Member] | Real Estate Loans Held for Investment [Member] | Real Estate Loans Held for Sale [Member]
Financing Receivable, Modifications [Line Items]
Pre-modification TDR net finance receivables					$ 21	$ 215	$ 576
Financing receivable, post-modification rate reduction					17	158	554
Financing receivable, post-modification other					5	46	51
Post-modification TDR net finance receivables					$ 22	$ 204	$ 605
Number of TDR accounts | Account					385	2,385	7,106
Financing Receivable [Member] | finance receivables Loans Held for Sale [Member]
Financing Receivable, Modifications [Line Items]
Pre-modification TDR net finance receivables					$ 7	$ 6
Post-modification TDR net finance receivables					$ 8	$ 7
Number of TDR accounts | Account					275	94
Financing Receivable [Member] | finance receivables loans Held for Investment [Member] | finance receivables Loans Held for Sale [Member]
Financing Receivable, Modifications [Line Items]
Pre-modification TDR net finance receivables					$ 76	$ 243	$ 591
Financing receivable, post-modification rate reduction					54	178	562
Financing receivable, post-modification other					17	52	55
Post-modification TDR net finance receivables					$ 71	$ 230	$ 617
Number of TDR accounts | Account					9,531	7,753	10,346